Total operating costs - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Cost of restructuring	€ 264	€ 94	€ 163
Restructuring expenses	219	€ 78	€ 115
Efficiency Programme
Disclosure of other provisions [line items]
Cost of restructuring	264
Efficiency Programme | Germany
Disclosure of other provisions [line items]
Restructuring expenses	€ 108